TAXATION - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Loss before income taxes	$ (956,446)	¥ (6,240,791)	¥ (3,159,120)	¥ (1,619,152)
Income tax benefit computed at PRC statutory income tax rate of 25%	239,111	1,560,198	789,780	404,788
Additional deduction for R&D expenses	1,396	9,108	4,192
Non-deductible share-based compensation expenses	(844)	(5,507)	(38,071)
Non-deductible expenses	(3,754)	(24,495)	(43,651)	(14,678)
Change of valuation allowance	(25,264)	(164,850)	(535,424)	(390,800)
Effect of preferential tax rate	(1,440)	(9,395)	(181,304)
Effect of International tax rates	(111,487)	(727,446)	3,091	¥ 690
Error of accrual	29	188
Income tax expense	$ 97,747	¥ 637,801	¥ (1,387)